11. Operating Lease Liabilities & Commitments and Contingencies (Details - Lease) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease liability		$ 222,236	$ 0
Operating lease liability - current	$ (80,339)	(123,395)	0
Operating lease liability - noncurrent	$ 49,347	$ 98,841	$ 0